Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accrued Liabilities and Other Payables
Customer deposits on Wangyibao accounts		¥ 1,321,762	¥ 756,433
Marketing expenses		689,055	587,118
Accrued fixed assets related payables		259,675	171,733
Server custody fees and telecommunication charges		132,062	91,861
Accrued revenue sharing		68,474	56,720
Other staff related cost		49,423	26,793
Content cost		67,742	82,998
Professional fees		40,863	16,594
Accrued freight and warehousing charge		107,760	86,817
Others		309,788	185,639
Total accrued liabilities and other payables	$ 463,693	3,219,419	2,218,330
2009 RSU Plan
Accrued Liabilities and Other Payables
RSU payables		¥ 172,815	¥ 155,624